Nature of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business
1. Nature of the Business
Eloxx Pharmaceuticals, Inc., together with its subsidiaries (collectively “Eloxx” or the “Company”) is a clinical-stage biopharmaceutical company developing novel, small-molecule product candidates designed to modulate the ribosome and promote readthrough of premature stop codons induced by nonsense mutations (“NMs”) to enable the production of full-length proteins. Targeting ribosome subunits provides a therapeutic approach to addressing a number of genetic diseases. According to the Human Gene Mutation Database, NMs account for approximately 10% to 12% of patients with a given genetic disease. There are over 7,000 inherited genetic diseases that collectively affect 350 million people worldwide. The Company’s immediate focus is to advance the clinical development of its product candidate, exaluren, for the treatment of rare kidney diseases. The Company has also exclusively licensed its product candidate, ZKN-013, to Almirall, S.A. (“Almirall”), who is developing it for the treatment of rare skin diseases.
The Company was previously headquartered in Watertown, Massachusetts, with additional operations in Israel and Australia. The Company is currently a remotely headquartered company.
Liquidity and Going Concern
The Company has a history of net losses since inception, and negative cash flows from operating activities during the three months ended March 31, 2026, and as of March 31, 2026, had an accumulated deficit of $304.3 million. The Company expects to continue to incur net losses and negative cash flows from its operations for the foreseeable future. The Company has not generated revenue from the sale of any product or service, other than the license and service revenue generated from its March 2024 exclusive license agreement covering the Company’s asset
ZKN-013
(the “Almirall License Agreement”) with Almirall, and does not expect to generate significant revenue unless it obtains marketing approval for and commercializes one or more of its product candidates currently in development. The Company’s performance obligation under the Almirall License Agreement ended in November 2024, although it remains eligible to receive additional payments throughout the potential development phases, including development and sales milestones of up to approximately $470.0 million and tiered royalties based on any potential future global sales. Successful transition to profitable operations is dependent upon achieving a level of revenue adequate to support the Company’s cost structure.
The Company has financed its operations primarily through the sale of equity, license and collaboration agreements, debt securities and, to a lesser extent, grants. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital to fund its operations. Refer to the Company’s Annual Report on Form
10-K
for the fiscal years ended December 31, 2025, 2024, and 2023, filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 16, 2026 (the “2025 Annual Report”) for additional information on the Company’s recent financing activity.
The Company believes that its cash and cash equivalents of $6.4 million as of March 31, 2026 will not be sufficient to maintain its current and planned operations for at least the next twelve months following the filing of this Quarterly Report on Form
10-Q.
The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. However, based on the Company’s current working capital, anticipated operating expenses and net losses and the uncertainties surrounding its ability to raise additional capital as needed, as discussed below, the Company believes that these conditions, in aggregate, raise substantial doubt about its ability to continue as a going concern for one year after the date these unaudited condensed consolidated financial statements are issued.
Management intends to fund future operations through private or public debt or equity financing transactions and may seek additional capital through arrangements with strategic partners or from other sources, including licensing arrangements. The availability of sufficient funding to alleviate the conditions that raise substantial doubt is not within management’s control and cannot be assessed as being probable of occurring. If the Company is unable to obtain adequate financing, it will evaluate options which may include curtailing expenses contemplated by its current operating plan, and it may be required to delay, limit, reduce or terminate its product development efforts or grant rights to develop and market product candidates that it would otherwise prefer to develop and market itself, which may have a material adverse effect on the Company’s operations and future prospects.

1. Nature of the Business
Eloxx Pharmaceuticals, Inc., together with its subsidiaries (collectively “Eloxx” or the “Company”) is a clinical-stage biopharmaceutical company developing novel, small-molecule product candidates designed to modulate the ribosome and promote readthrough of premature stop codons induced by nonsense mutations (“NMs”) to enable the production of full-length proteins. Targeting ribosome subunits provides a therapeutic approach to addressing a number of genetic diseases. According to the Human Gene Mutation Database, NMs account for approximately 10% to 12% of patients with a given genetic disease. There are over 7,000 inherited genetic diseases that collectively affect 350 million people worldwide. The Company’s immediate focus is to advance the clinical development of its product candidate, exaluren, for the treatment of rare kidney diseases. The Company has also exclusively licensed its product candidate, ZKN-013, to Almirall, S.A. (“Almirall”), who is developing it for the treatment of rare skin diseases.
The Company was headquartered in Arlington, Massachusetts, with additional operations in Israel and Australia. The Company has become a remotely headquartered company.
On May 29, 2026, the Company effected a one-for-eleven reverse stock split of its common stock. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the reverse stock split. No fractional shares were issued in connection with the reverse stock split. Stockholders who otherwise would have been entitled to receive a fractional share received cash in lieu of such fractional share based on the fair market value of the Company’s common stock as specified in the reverse stock split provisions. A proportionate adjustment was also made to the maximum number of shares issuable under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). There was no adjustment to the authorized number of shares and no change in the par value of the Company’s shares due to the reverse stock split.
Liquidity and Going Concern
The Company has a history of net losses and negative cash flows from operating activities since inception, and as of December 31, 2025, had an accumulated deficit of $300.6 million. The Company expects to continue to incur net losses and negative cash flows from its operations for the foreseeable future. The Company has not generated revenue from the sale of any product or service, other than the license and service revenue generated from its March 2024 exclusive license agreement covering the Company’s asset
ZKN-013
(the “Almirall License Agreement”) with Almirall, and does not expect to generate significant revenue unless it obtains marketing approval for and commercializes one or more of its product candidates currently in development. The Company’s performance obligation under the Almirall License Agreement ended in November 2024, although it remains eligible to receive additional payments throughout the potential development phases, including development and sales milestones of up to approximately $470.0 million and tiered royalties based on any potential future global sales. Successful transition to profitable operations is dependent upon achieving a level of revenue adequate to support the Company’s cost structure.
The Company has financed its operations primarily through the sale of equity, license and collaboration agreements, debt securities and, to a lesser extent, grants. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital to fund its operations.
On August 20, 2025, the Company entered into a securities purchase agreement (the “Coastlands Securities Purchase Agreement”) with Coastlands Capital Partners LP (“Coastlands”). Upon the terms and subject to the conditions of the Coastlands Securities Purchase Agreement, the Company agreed to issue to Coastlands, and Coastlands agreed to purchase, severally and not jointly, an aggregate of up to $20.0 million of shares of the Company’s common stock, par value $0.01 per share, and/or pre-funded
warrants to purchase shares of common stock of the Company, in each case pursuant to the Coastlands Securities Purchase Agreement.

On September 25, 2025 and December 11, 2025, the Coastlands Securities Purchase Agreement was amended. Per the amended Coastlands Securities Purchase Agreement, following the initial closing for an aggregate amount of
$1.0 million of securities, which occurred on August 15, 2025 (the “Initial Coastlands Closing”), at any time prior to February 20, 2026, the Company may sell, on the same terms and conditions as
those
 contained in the amended Coastlands Securities Purchase Agreement, up to $
20.0
 million of securities for cash consideration (the “New Money Investment”) and up to $
9.5
 million of securities in consideration of the conversion of obligations under the Loan and Security Agreement, dated as of September 30, 2021 (the “Hercules Loan Agreement”), as amended. In the aggregate, at all closings, $
15.0
 million of the New Money

Investment shall
be allocated to Coastlands. Up to $
5.0
 million of the New Money Investment shall be allocated to Domicilium or an affiliate thereof, provided that Domicilium shall only be entitled to the allocation if all obligations under the Hercules Loan Agreement, as amended, have been converted in full. The subsequent closing in which Coastlands purchases securities resulting in receipt by the Company of proceeds of not less than $
5.0
 million in the aggregate (including proceeds received in the Initial Coastlands Closing), which occurred on September 25, 2025, was referred to as the “Coastlands First Tranche Closing”, with the additional amount being $
4.0
 million and the additional securities being a pre-funded warrant to purchase up to
742,115
shares of the Company’s common stock at an exercise price of $
0.11
per share, based on a purchase price of $
5.39
per share of underlying common stock. The subsequent closing in which Coastlands purchases securities resulting in receipt by the Company of proceeds of not less than $
10.0
 million in the aggregate (including proceeds received in the Initial Coastlands Closing and the Coastlands First Tranche Closing), which occurred on December 12, 2025, was referred to as the “Coastlands Second Tranche Closing”, with the additional amount being $
5.0
 million and the additional securities being a pre-funded warrant to purchase up to
927,643
shares of the Company’s common stock at an exercise price of $
0.11
per share, based on a purchase price of $
5.39
per share of underlying common stock. The subsequent closing in which Coastlands purchases securities resulting in receipt by the Company of proceeds of not less than $
15.0
 million in the aggregate (including proceeds received in the Initial Coastlands Closing, the Coastlands First Tranche Closing and the Coastlands Second Tranche Closing) shall be referred to as the “Coastlands Third Tranche Closing.” The Coastlands Third Tranche Closing was at the sole discretion of Coastlands, provided it occurred no later than February 20, 2026.
On September 25, 2025, upon the Coastlands First Tranche Closing and in accordance with an agreement regarding loan conversions dated as of September 25, 2025, Domicilium exchanged $8.5 million of the $9.5 million in its outstanding debt, comprised of outstanding principal and accrued interest under the Hercules Loan Agreement, as amended, and outstanding bridge loans, in return for pre-funded
warrants to purchase 1,576,542 shares of common stock of the Company at an exercise price of $0.11 per share, based on a purchase price of $5.39 per share of underlying common stock. No gain or loss was recorded as a result of the exchange. Domicilium has agreed to exchange the remaining $1.0 million of the Company’s outstanding obligations under the Hercules Loan Agreement, as amended, in connection with the Coastlands Third Tranche Closing for shares of Company common stock and/or pre-funded
warrants. Provided the exchange of the remaining $1.0 million in its outstanding debt occurs, Domicilium agreed to waive any and all additional accrued and unpaid interest, which was less than $0.1 million as of December 31, 2025, related to the remaining $1.0 million. On February 20, 2026, the Coastlands Securities Purchase Agreement was amended, and, on February 26, 2026, the Coastlands Third Tranche Closing occurred. In addition, on March 12, 2026, the Company received $2.0 million from Domicilium. Refer to Note 16, “Subsequent Events”, for additional information.
The Company believes that its cash and cash equivalents of $4.8 million as of December 31, 2025 will not be sufficient to maintain its current and planned operations for at least the next twelve months following the filing of this prospectus. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business. However, based on the Company’s current working capital, anticipated operating expenses and net losses and the uncertainties surrounding its ability to raise additional capital as needed, as discussed below, the Company believes that these conditions, in aggregate, raise substantial doubt about its ability to continue as a going concern for one year after the date these consolidated financial statements are issued.

Management intends to fund future operations through private or public debt or equity financing transactions and may seek additional capital through arrangements with strategic partners or from other sources, including licensing arrangements. The availability of sufficient funding to alleviate the conditions that raise substantial doubt is not within management’s control and cannot be assessed as being probable of occurring. If the Company is unable to obtain adequate financing, it will evaluate options which may include curtailing expenses contemplated by its current operating plan, and it may be required to delay, limit, reduce or terminate its product development efforts or grant rights to develop and market product candidates that it would otherwise prefer to develop and market itself, which may have a material adverse effect on the Company’s operations and future prospects.